CONVERTIBLE DEBTS (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE DEBTS [Abstract]
Interest Expense Included in The Consolidated Statements of Operations
	For the years ended December 31,
	2013	2014
	US$	US$
Interest expense at an annual rate of 4.00%	1,418	6,900
Amortization of debt issuance costs	441	2,216
Additional interest at an annual rate of 0.5% *	—	386
Total interest expense	1,859	9,502